SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Credit Cards	$ 44,666	$ 44,473	$ 21,451
Refund Liability			74,384
Deferred Revenue		17,506	63,009
Payroll liabilities	1,414	24,206
Payroll tax liabilities	2,852	84	7,441
Accrued interest	39,459	25,978	9,417
Other liabilities	84	424
Net balance	$ 88,475	$ 112,671	$ 175,702